As filed with the Securities and Exchange Commission on March 13, 2026

Securities Act File No. 333-287738

Investment Company Act File No. 811-24094

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.
☒ Post Effective Amendment No. 5

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 6

VegaShares ETF Trust

(Exact Name of Registrant as Specified in its Charter)

c/o U.S. Bancorp Fund Services, LLC

777 E. Wisconsin Ave.

Milwaukee, WI 53202

(Address of Principal Executive Office)

1-888-862-3299

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Copies of communications to:

Parker Bridgeport, Esq.

Thompson Hine LLP

41 S. High St., 17th Floor

Columbus, OH 43215

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 15, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 2 to the Registration Statement of VegaShares ETF Trust, on behalf of VegaShares 3x Long VT Daily Target ETF, VegaShares 3x Long VTI Daily Target ETF, VegaShares 4x Long QQQ Daily Target ETF, VegaShares 4x Long SOXX Daily Target ETF, VegaShares 4x Long SPY Daily Target ETF, VegaShares 4x Long TLT Daily Target ETF, VegaShares 3x Long MAGS Daily Target ETF, VegaShares 4x Long MAGS Daily Target ETF, VegaShares 4x Long XLK Daily Target ETF, VegaShares 4x Long IWM Daily Target ETF, VegaShares 3x Long GDX Daily Target ETF, VegaShares 4x Long GDX Daily Target ETF, VegaShares 3x Long GDXJ Daily Target ETF, VegaShares 4x Long GDXJ Daily Target ETF, VegaShares 4x Long XLF Daily Target ETF, and VegaShares 4x Long FXI Daily Target ETF, as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on December 31, 2025 (SEC Accession No. 0001213900-25-126908), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to delay the effectiveness of the Registration Statement until April 15, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on the 13th day of March 2026.

VegaShares ETF Trust

By:	Adam Stempel*
Name:	Adam Stempel
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date
Soth Chin*	Treasurer, Principal Financial Officer, Principal Accounting Officer, and Chief Compliance Officer	March 13, 2026
Adam Stempel*	President, Principal Executive Officer, and Secretary	March 13, 2026
Sunny Wong**	Trustee	March 13, 2026
William Shieh*	Trustee	March 13, 2026
Grace Liggett*	Trustee	March 13, 2026
Catharine Frick*	Trustee	March 13, 2026

* Pursuant to Powers of Attorney3

** Pursuant to Power of Attorney (incorporated by reference to Exhibit q(2) of Post-Effective Amendment No. 4)

By:	/s/ Philip Sineneng
	Name:	Philip Sineneng
	Title:	Attorney-in-Fact
	Date:	March 13, 2026